UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05120

Nuveen Municipal Value Fund, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NUV
Nuveen Municipal Value Fund, Inc.
Portfolio of Investments    January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 101.9%
	MUNICIPAL BONDS – 101.9%
	Alaska – 0.1%
$ 2,710	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	3/19 at 100.00	B3	$ 2,627,779
	Arizona – 0.9%
2,935	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/35	7/27 at 100.00	AA-	3,406,156
5,600	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	BBB+	6,522,264
4,240	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2006C Re-offering, 5.000%, 9/01/35 – AGM Insured	9/20 at 100.00	AA	4,422,066
	Tucson, Arizona, Water System Revenue Bonds, Refunding Series 2017:
1,000	5.000%, 7/01/32	7/27 at 100.00	AA	1,181,020
1,410	5.000%, 7/01/33	7/27 at 100.00	AA	1,657,088
1,000	5.000%, 7/01/34	7/27 at 100.00	AA	1,170,310
750	5.000%, 7/01/35	7/27 at 100.00	AA	874,672
16,935	Total Arizona			19,233,576
	California – 9.9%
4,615	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	4,182,990
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4, 5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	5,707,150
4,245	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Gold Country Settlement Funding Corporation, Refunding Series 2006, 0.000%, 6/01/33	4/19 at 100.00	CCC	1,879,771
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
3,275	5.450%, 6/01/28	2/28 at 100.00	B2	3,324,158
4,200	5.600%, 6/01/36	12/19 at 100.00	B2	4,202,142
1,175	California Department of Water Resources, Central Valley Project Water System Revenue Bonds, Refunding Series 2016AW, 5.000%, 12/01/33	12/26 at 100.00	AAA	1,387,135
10,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46	11/26 at 100.00	AA-	11,121,400
1,200	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/37	8/27 at 100.00	BBB+	1,340,184
13,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2, 5.000%, 11/01/47	No Opt. Call	AA-	16,795,610

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 3,850	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/33	7/23 at 100.00	AA-	$4,288,476
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.750%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	Baa2 (4)	2,469,379
6,130	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/43 (Alternative Minimum Tax)	6/28 at 100.00	BBB+	6,696,841
2,725	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A (WI/DD, Settling 2/20/19) (WI/DD, Settling 2/20/19)	1/29 at 100.00	Baa3	3,013,032
1,625	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A+	1,790,230
5,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	AA-	5,371,500
3,500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/46, 144A	6/26 at 100.00	BB-	3,652,355
3,125	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (4)	3,204,437
4,505	Covina-Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2003B, 0.000%, 6/01/28 – FGIC Insured	No Opt. Call	A+	3,466,462
5,700	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2017A, 5.000%, 6/01/45	6/27 at 100.00	AAA	6,534,081
2,180	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 6.850%, 1/15/42 (5)	1/31 at 100.00	A-	2,012,620
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/22 (ETM)	No Opt. Call	AA+ (4)	28,591,800
14,100	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47	6/22 at 100.00	N/R	13,913,880
	Merced Union High School District, Merced County, California, General Obligation Bonds, Series 1999A:
2,500	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA-	2,275,075
2,555	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	AA-	2,262,044
2,365	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Election 1998 Series 2004, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	A-	1,818,259
	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A:
3,060	0.000%, 8/01/28 (5)	2/28 at 100.00	Aa1	3,082,522
2,315	6.250%, 8/01/43 (5)	8/35 at 100.00	AA	1,968,329
3,550	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	BBB+	4,891,580
2,350	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (4)	2,438,430
10,150	Placer Union High School District, Placer County, California, General Obligation Bonds, Series 2004C, 0.000%, 8/01/33 – AGM Insured	No Opt. Call	AA	6,325,378

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	San Bruno Park School District, San Mateo County, California, General Obligation Bonds, Series 2000B:
$ 2,575	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	Aa3	$2,268,627
2,660	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aa3	2,276,907
490	San Diego Tobacco Settlement Revenue Funding Corporation, California, Tobacco Settlement Bonds, Subordinate Series 2018C, 4.000%, 6/01/32	6/28 at 100.00	BBB	492,239
10,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2019D, 5.000%, 5/01/39 (WI/DD, Settling 2/07/19)	5/29 at 100.00	A+	11,664,300
250	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D, 7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (4)	276,778
12,095	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/25 – NPFG Insured	No Opt. Call	Baa2	10,155,809
13,220	San Mateo County Community College District, California, General Obligation Bonds, Series 2006A, 0.000%, 9/01/28 – NPFG Insured	No Opt. Call	AAA	10,342,667
5,000	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/24 – FGIC Insured	No Opt. Call	Aaa	4,474,950
5,815	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/48	No Opt. Call	AA	1,348,673
2,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27	3/19 at 100.00	BB-	2,008,940
	University of California, General Revenue Bonds, Series 2009O:
210	5.250%, 5/15/39 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	212,226
370	5.250%, 5/15/39 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	373,922
720	5.250%, 5/15/39 (Pre-refunded 5/15/19)	5/19 at 100.00	AA (4)	727,632
215,735	Total California			206,630,920
	Colorado – 7.2%
7,500	Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2019A, 5.500%, 12/01/43	12/28 at 100.00	Aa1	9,106,350
5,200	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 4.500%, 9/01/38	4/19 at 100.00	BBB+	5,206,552
7,105	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	7,531,300
2,845	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B, 5.000%, 1/01/21	1/20 at 100.00	AA-	2,929,497
15,925	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA-	16,311,818
1,255	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51	12/24 at 100.00	BBB	1,334,667
2,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Series 2012A, 5.000%, 3/01/41 (Pre-refunded 3/01/22)	3/22 at 100.00	AA (4)	2,198,160

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 4,500	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2018N, 5.000%, 3/15/37	3/28 at 100.00	Aa2	$5,209,020
	Colorado State, Certificates of Participation, Lease Purchase Financing Program, National Western Center, Series 2018A:
1,250	5.000%, 9/01/30	3/28 at 100.00	Aa2	1,492,213
2,000	5.000%, 9/01/31	3/28 at 100.00	Aa2	2,360,960
1,260	5.000%, 9/01/32	3/28 at 100.00	Aa2	1,480,765
620	5.000%, 9/01/33	3/28 at 100.00	Aa2	726,460
3,790	Colorado State, Certificates of Participation, Rural Series 2018A, 5.000%, 12/15/37	12/28 at 100.00	Aa2	4,411,825
	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B:
2,750	5.000%, 11/15/25	11/22 at 100.00	AA-	3,053,105
2,200	5.000%, 11/15/29	11/22 at 100.00	AA-	2,418,020
5,160	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	5,681,418
2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/35	12/26 at 100.00	Baa2	2,208,020
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
9,660	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	BBB+	6,869,323
24,200	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	BBB+	15,546,806
17,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB+	10,404,000
7,600	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	A	2,941,580
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
7,700	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	A	5,013,855
10,075	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	BBB+	3,988,491
8,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	A+	11,121,920
5,000	Rangely Hospital District, Rio Blanco County, Colorado, General Obligation Bonds, Refunding Series 2011, 6.000%, 11/01/26	11/21 at 100.00	Baa3	5,430,200
3,750	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	BBB+	3,815,250
4,945	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2017A, 5.000%, 11/01/40	11/26 at 100.00	AA+	5,623,503
4,250	University of Colorado, Enterprise System Revenue Bonds, Series 2018B, 5.000%, 6/01/43	6/28 at 100.00	Aa1	4,906,837
169,540	Total Colorado			149,321,915
	Connecticut – 0.8%
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	1,576,305
8,440	Connecticut State, General Obligation Bonds, Series 2015E, 5.000%, 8/01/29	8/25 at 100.00	A1	9,418,449
5,000	Connecticut State, General Obligation Bonds, Series 2015F, 5.000%, 11/15/33	11/25 at 100.00	A1	5,512,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$ 9,797	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (6)	No Opt. Call	N/R	$ 335,553
24,737	Total Connecticut			16,842,707
	District of Columbia – 0.4%
15,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	3/19 at 100.00	N/R	2,321,100
5,390	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Senior Lien Series 2018B, 5.000%, 10/01/43	4/28 at 100.00	AAA	6,173,113
20,390	Total District of Columbia			8,494,213
	Florida – 4.9%
3,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured (Pre-refunded 10/01/21)	10/21 at 100.00	A (4)	3,259,440
565	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	580,865
8,285	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project - South Segment, Series 2017, 5.625%, 1/01/47 (Mandatory Put 1/01/28) (Alternative Minimum Tax), 144A	4/19 at 105.00	N/R	8,584,337
4,000	Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	AA-	4,640,960
2,845	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Refunding Series 2009C, 5.000%, 10/01/34 (Pre-refunded 10/01/19)	10/19 at 100.00	AA- (4)	2,908,045
2,290	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40	10/24 at 100.00	A+	2,545,518
5,090	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A+	5,282,860
9,500	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children's Hospital, Series 2010A, 6.000%, 8/01/46 (Pre-refunded 8/01/21)	8/21 at 100.00	A+ (4)	10,477,740
2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2014B, 5.000%, 10/01/37	10/24 at 100.00	A	2,222,060
6,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009B, 5.500%, 10/01/36 (Pre-refunded 10/01/19)	10/19 at 100.00	A (4)	6,150,480
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/29	10/20 at 100.00	A	4,192,000
4,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/42	7/22 at 100.00	AA	4,326,040
9,590	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%, 10/01/39 – AGM Insured (Pre-refunded 10/01/20)	10/20 at 100.00	AA (4)	10,113,231
	Orlando Utilities Commission, Florida, Utility System Revenue Bonds, Series 2018A:
3,500	5.000%, 10/01/36	10/27 at 100.00	AA	4,076,555
3,780	5.000%, 10/01/37	10/27 at 100.00	AA	4,383,817
1,120	5.000%, 10/01/38	10/27 at 100.00	AA	1,294,272
10,725	Orlando, Florida, Contract Tourist Development Tax Payments Revenue Bonds, Series 2014A, 5.000%, 11/01/44 (Pre-refunded 5/01/24)	5/24 at 100.00	AA+ (4)	12,416,654
3,250	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/43	11/22 at 100.00	BBB+	3,378,895

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,020	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Inc. Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A-	$1,129,120
6,865	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 4.000%, 5/01/34	5/25 at 100.00	AA	7,145,573
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	3,588,618
94,725	Total Florida			102,697,080
	Georgia – 1.2%
3,325	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/40	5/25 at 100.00	Aa2	3,710,833
2,290	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc. Project, Series 2017A, 5.000%, 4/01/47	4/27 at 100.00	A	2,497,886
6,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2017B, 5.500%, 2/15/42	2/27 at 100.00	AA	7,012,080
5,865	Municipal Electric Authority of Georgia, General Resolution Projects Subordinated Bonds, Series 20188HH, 5.000%, 1/01/44	1/28 at 100.00	A1	6,383,231
2,415	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2015A, 5.000%, 1/01/35	1/25 at 100.00	A2	2,609,432
2,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA+	2,263,040
21,895	Total Georgia			24,476,502
	Guam – 0.0%
330	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB+	374,992
	Hawaii – 0.6%
3,625	Honolulu City and County, Hawaii, General Obligation Bonds, Refunding Series 2009A, 5.250%, 4/01/32 (Pre-refunded 4/01/19)	4/19 at 100.00	Aa1 (4)	3,646,206
4,830	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2018A, 5.000%, 9/01/40	9/28 at 100.00	Aa1	5,572,178
3,000	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Senior Series 2018A, 5.000%, 7/01/37	1/28 at 100.00	Aa2	3,468,000
11,455	Total Hawaii			12,686,384
	Illinois – 12.5%
5,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	5,701,150
5,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B+	5,727,150
2,945	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	B+	3,306,941
4,710	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	B+	5,551,912
17,725	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/24 – FGIC Insured	No Opt. Call	B+	14,423,541

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 7,495	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/31 – NPFG Insured	No Opt. Call	B+	$4,387,048
1,500	Chicago Park District, Illinois, General Obligation Bonds, Limited Tax Series 2011A, 5.000%, 1/01/36	1/22 at 100.00	AA+	1,555,770
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A:
1,195	4.750%, 1/01/30 – AGM Insured	4/19 at 100.00	AA	1,199,828
2,175	4.625%, 1/01/31 – AGM Insured	4/19 at 100.00	AA	2,182,917
5,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2008A, 5.000%, 1/01/38 – AGC Insured	4/19 at 100.00	AA	5,013,150
3,320	Cook and DuPage Counties Combined School District 113A Lemont, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/20 – FGIC Insured	No Opt. Call	AA	3,198,123
8,875	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	A2	9,218,285
1,000	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018, 5.000%, 11/15/35	11/26 at 100.00	AA-	1,094,920
3,260	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	BB-	3,391,671
5,000	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2012, 5.000%, 11/15/37	11/22 at 100.00	AA	5,319,700
1,800	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Winnebago and Boone Counties School District 205 - Rockford, Series 2000, 0.000%, 2/01/19 – AGM Insured	No Opt. Call	A2	1,800,000
3,000	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+ (4)	3,077,850
1,875	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+ (4)	1,927,088
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A:
970	6.000%, 5/15/39	5/20 at 100.00	A	1,003,640
3,110	6.000%, 5/15/39 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	3,274,519
	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
45	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	46,424
4,755	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	4,905,496
5,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 5.000%, 11/15/38	5/25 at 100.00	AA-	5,416,400
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	Baa1	610,702
825	5.000%, 8/15/44	8/25 at 100.00	Baa1	880,787
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41 (Pre-refunded 2/15/21)	2/21 at 100.00	AA- (4)	2,683,600
3,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	AA+	3,180,360
3,750	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 5.500%, 6/15/30 – AMBAC Insured	4/19 at 100.00	BBB-	3,758,925

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 5,125	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/28	1/26 at 100.00	BBB	$5,466,530
1,755	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/29	2/27 at 100.00	BBB-	1,875,270
655	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	BBB-	685,274
5,590	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	AA-	6,070,237
4,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2016B, 5.000%, 1/01/41	7/26 at 100.00	AA-	4,425,840
5,000	Lombard Public Facilities Corporation, Illinois, Conference Center and Hotel Revenue Bonds, First Tier Series 2005A-2, 5.500%, 1/01/36	3/28 at 100.00	N/R	4,564,650
16,800	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	Baa2	15,348,648
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2002B:
495	5.500%, 6/15/20	6/19 at 100.00	BBB	498,698
2,380	5.550%, 6/15/21	No Opt. Call	BBB	2,397,826
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1994B:
3,635	0.000%, 6/15/21 – NPFG Insured	No Opt. Call	BBB	3,378,478
5,190	0.000%, 6/15/28 – NPFG Insured	No Opt. Call	BBB	3,585,148
11,675	0.000%, 6/15/29 – FGIC Insured	No Opt. Call	BBB	7,705,266
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
2,315	5.700%, 6/15/24 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (4)	2,631,785
7,685	5.700%, 6/15/24	No Opt. Call	BBB	8,486,315
4,950	0.000%, 12/15/32 – NPFG Insured	No Opt. Call	BBB	2,714,778
21,375	0.000%, 6/15/34 – NPFG Insured	No Opt. Call	BBB	10,788,817
21,000	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BBB-	9,833,670
21,970	0.000%, 6/15/36 – NPFG Insured	No Opt. Call	BBB	9,973,941
10,375	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BBB-	4,604,217
10,000	0.000%, 12/15/37 – NPFG Insured	No Opt. Call	BBB	4,193,800
25,825	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	BBB	9,908,278
6,095	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2002A, 6.000%, 7/01/32 – NPFG Insured	No Opt. Call	AA	8,029,797
8,000	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2003A, 6.000%, 7/01/33 – NPFG Insured	No Opt. Call	AA	10,244,800
5,020	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/23 – AGM Insured	No Opt. Call	AA	4,377,189
10,285	Springfield, Illinois, Water Revenue Bonds, Series 2012, 5.000%, 3/01/37 (UB) (7)	3/22 at 100.00	AA-	11,003,510
615	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A-	693,216

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation Bonds, Capital Appreciation Series 2004:
$ 780	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	$721,890
2,550	0.000%, 11/01/22 – NPFG Insured	No Opt. Call	Baa2	2,321,061
326,530	Total Illinois			260,366,826
	Indiana – 2.0%
5,010	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/42	5/23 at 100.00	A	5,377,133
2,250	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Refunding 2015A, 4.000%, 12/01/40	6/25 at 100.00	AA	2,283,863
5,740	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB+	6,035,036
2,000	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/42	7/26 at 100.00	A+	2,232,920
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
12,550	0.000%, 2/01/21 – AMBAC Insured	No Opt. Call	AA	12,055,153
2,400	0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	AA	2,084,016
14,595	0.000%, 2/01/27 – AMBAC Insured	No Opt. Call	AA	11,825,891
44,545	Total Indiana			41,894,012
	Iowa – 1.3%
14,500	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.500%, 12/01/22	4/19 at 100.00	B-	14,514,210
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
175	5.375%, 6/01/38	4/19 at 100.00	B2	173,843
7,000	5.625%, 6/01/46	4/19 at 100.00	B	6,927,130
4,965	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	4/19 at 100.00	B2	4,965,844
26,640	Total Iowa			26,581,027
	Kentucky – 1.0%
480	Greater Kentucky Housing Assistance Corporation, FHA-Insured Section 8 Mortgage Revenue Refunding Bonds, Series 1997A, 6.100%, 1/01/24 – NPFG Insured	7/19 at 100.00	Baa2	481,426
	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2016:
1,530	5.000%, 1/01/27	1/26 at 100.00	A+	1,776,529
1,600	5.000%, 1/01/28	1/26 at 100.00	A+	1,849,008
2,000	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A, 5.000%, 9/01/48	9/28 at 100.00	A2	2,221,600
1,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.000%, 8/15/42	8/21 at 100.00	A	1,039,950

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
$ 2,175	5.000%, 7/01/40	7/25 at 100.00	Baa2	$2,287,382
5,760	5.000%, 1/01/45	7/25 at 100.00	Baa2	5,974,157
6,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C, 0.000%, 7/01/39 (5)	7/31 at 100.00	Baa3	5,815,320
20,545	Total Kentucky			21,445,372
	Louisiana – 1.2%
2,310	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29	8/20 at 100.00	BBB	2,448,669
5,450	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35	11/20 at 100.00	BBB	5,803,596
4,420	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/28	7/23 at 100.00	AA-	4,947,041
9,040	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017A, 5.000%, 1/01/48	1/27 at 100.00	A-	10,008,907
1,470	New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds, Parking Facilities Corporation Consolidated Garage System, Series 2018A, 5.000%, 10/01/43 – AGM Insured	10/28 at 100.00	AA	1,651,883
22,690	Total Louisiana			24,860,096
	Maine – 0.7%
4,250	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	BBB	4,497,520
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth Issue, Series 2018A:
1,190	5.000%, 7/01/43	7/28 at 100.00	A+	1,324,934
5,940	5.000%, 7/01/48	7/28 at 100.00	A+	6,583,480
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 6.750%, 7/01/41	7/21 at 100.00	BB	1,117,610
12,430	Total Maine			13,523,544
	Maryland – 1.5%
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
630	5.000%, 9/01/31	9/27 at 100.00	BBB-	709,758
2,330	5.000%, 9/01/32	9/27 at 100.00	BBB-	2,621,133
3,070	5.000%, 9/01/34	9/27 at 100.00	BBB-	3,420,962
1,000	5.000%, 9/01/35	9/27 at 100.00	BBB-	1,106,520
1,000	5.000%, 9/01/36	9/27 at 100.00	BBB-	1,097,580
4,500	5.000%, 9/01/39	9/27 at 100.00	BBB-	4,893,930
3,500	5.000%, 9/01/46	9/27 at 100.00	BBB-	3,770,270

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 2,350	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line Light Rail Project, Green Bonds, Series 2016D, 5.000%, 3/31/41 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	$2,519,553
1,050	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%, 7/01/40	7/25 at 100.00	BBB+	1,129,065
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa3	1,633,950
6,635	Maryland Stadium Authority, Lease Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A, 5.000%, 5/01/47	5/28 at 100.00	AA	7,453,759
27,565	Total Maryland			30,356,480
	Massachusetts – 1.1%
2,100	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41	11/23 at 100.00	A+	2,285,451
2,905	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	3,081,159
1,105	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 5.000%, 7/01/36	7/26 at 100.00	BBB	1,192,107
2,765	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46	12/26 at 100.00	A1	3,058,588
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk University, Refunding Series 2009A:
1,530	5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,555,903
770	5.750%, 7/01/39	7/19 at 100.00	Baa2	779,856
9,110	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43	5/23 at 100.00	AAA	10,009,339
980	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A, 0.000%, 1/01/29 – NPFG Insured	No Opt. Call	A+	738,930
320	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2000-6, 5.500%, 8/01/30	4/19 at 100.00	Aaa	321,024
21,585	Total Massachusetts			23,022,357
	Michigan – 3.0%
	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013:
1,855	6.000%, 10/01/33	10/23 at 100.00	N/R	1,805,527
2,520	6.000%, 10/01/43	10/23 at 100.00	N/R	2,325,355
4,515	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	5/19 at 100.00	B-	4,495,857
1,415	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	A2	1,525,483
15	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 4.500%, 7/01/35 – NPFG Insured	4/19 at 100.00	A3	15,024
3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – NPFG Insured	No Opt. Call	A3	3,568,560

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 5	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien Series 2003B, 5.000%, 7/01/34 – NPFG Insured	4/19 at 100.00	A+	$5,013
5	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2003A, 5.000%, 7/01/34 – NPFG Insured	4/19 at 100.00	A2	5,013
	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson Methodist Hospital, Remarketed Series 2006:
1,105	5.250%, 5/15/36 – AGM Insured (Pre-refunded 5/15/20)	5/20 at 100.00	A2 (4)	1,153,012
895	5.250%, 5/15/36 – AGM Insured	5/20 at 100.00	A2	925,448
1,950	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-1, 5.000%, 7/01/44	7/22 at 100.00	A+	2,080,221
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI:
15	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	16,334
4,585	5.000%, 12/01/39	12/21 at 100.00	AA-	4,881,420
5,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015, 5.000%, 12/01/35	6/22 at 100.00	AA-	5,376,400
3,315	Michigan Finance Authority, Senior lien Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	3,736,900
6,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding and Project Series 2010F-6, 4.000%, 11/15/47	11/26 at 100.00	AA+	6,039,660
2,155	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010, 5.000%, 10/01/29 (Pre-refunded 10/01/20)	10/20 at 100.00	AAA	2,270,745
5,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A, 5.375%, 10/15/41	10/21 at 100.00	AA-	5,410,600
10,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I, 5.000%, 4/15/30	10/25 at 100.00	Aa2	11,633,000
2,890	Oakland University, Michigan, General Revenue Bonds, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	A1	3,073,255
1,100	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45	12/25 at 100.00	A	1,221,913
57,340	Total Michigan			61,564,740
	Minnesota – 0.4%
1,495	Breckenridge, Minnesota, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	4/19 at 100.00	BBB+	1,512,193
3,200	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B, 5.000%, 11/15/34	No Opt. Call	AA	4,041,312
1,480	University of Minnesota, General Obligation Bonds, Series 2016A, 5.000%, 4/01/41	4/26 at 100.00	Aa1	1,674,442
6,175	Total Minnesota			7,227,947
	Missouri – 0.8%
3,465	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	3,694,937

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 12,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System, Series 2010B, 5.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	AA- (4)	$ 12,508,320
15,465	Total Missouri			16,203,257
	Montana – 0.6%
1,115	Billings, Montana, Sewer System Revenue Bonds, Series 2017, 5.000%, 7/01/33	7/27 at 100.00	AA+	1,314,072
	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B:
1,340	5.000%, 7/01/30	7/28 at 100.00	BBB	1,529,905
1,415	5.000%, 7/01/31	7/28 at 100.00	BBB	1,599,601
1,980	5.000%, 7/01/32	7/28 at 100.00	BBB	2,224,728
2,135	5.000%, 7/01/33	7/28 at 100.00	BBB	2,382,510
3,045	Montana Facility Finance Authority, Revenue Bonds, Billings Clinic Obligated Group, Series 2018A, 5.000%, 8/15/48	8/28 at 100.00	AA-	3,441,398
11,030	Total Montana			12,492,214
	Nebraska – 0.2%
1,855	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	1,992,214
1,400	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A-	1,492,148
3,255	Total Nebraska			3,484,362
	Nevada – 3.2%
5,075	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	5,235,573
	Clark County, Nevada, General Obligation Bonds, Limited Tax, Additionally Secured by Pledged Revenues, Transportation Improvement Series 2018B:
2,000	5.000%, 12/01/33	12/28 at 100.00	AA+	2,390,760
5,000	5.000%, 12/01/35	12/28 at 100.00	AA+	5,901,250
5,000	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B, 5.000%, 7/01/43	7/28 at 100.00	Aa3	5,600,900
8,500	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 2018C, 5.250%, 7/01/43	7/28 at 100.00	Aa3	9,764,205
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
5,220	5.000%, 6/01/33	12/24 at 100.00	AA+	5,984,104
10,000	5.000%, 6/01/34	12/24 at 100.00	AA+	11,446,200
9,000	5.000%, 6/01/39	12/24 at 100.00	AA+	10,191,420
6,205	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Improvement Series 2016A, 5.000%, 6/01/41	6/26 at 100.00	AA+	6,943,767
2,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transportation Rail Access Corridor Project, Series 2018A, 5.000%, 6/01/48	12/28 at 100.00	A3	2,251,040
250	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transportation Rail Access Corridor Project, Series 2018B, 5.000%, 6/01/33 – AGM Insured	12/28 at 100.00	AA	287,597

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$ 1,500	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A, 6.750%, 6/15/28	3/19 at 100.00	Ba3	$ 1,501,185
59,750	Total Nevada			67,498,001
	New Hampshire – 0.1%
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A, 6.125%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	BBB (4)	1,543,230
	New Jersey – 3.8%
930	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	998,448
6,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31	12/26 at 100.00	A-	6,770,100
5,990	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1, 5.500%, 9/01/25 – AGM Insured	No Opt. Call	AA	7,053,285
4,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/25	3/23 at 100.00	A-	4,339,800
3,300	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	4/19 at 100.00	BB+	3,308,481
9,420	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/31	No Opt. Call	A-	5,560,626
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
30,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	A-	19,038,300
27,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	16,021,800
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA, 5.000%, 6/15/29	6/23 at 100.00	A-	4,833,000
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
2,750	5.250%, 6/15/32	6/25 at 100.00	A-	2,999,370
2,150	5.250%, 6/15/34	6/25 at 100.00	A-	2,328,450
2,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 5.000%, 1/01/40	1/28 at 100.00	A+	2,265,460
1,135	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	Aa3	1,256,479
2,720	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	2,716,600
101,895	Total New Jersey			79,490,199
	New Mexico – 0.0%
555	University of New Mexico, Revenue Bonds, Refunding Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	576,412
	New York – 5.7%
3,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Aa3	4,247,025

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 1,950	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2018, 5.000%, 9/01/39	9/28 at 100.00	A-	$2,239,205
5,160	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 5.500%, 5/01/33 – BHAC Insured (Pre-refunded 5/01/19)	5/19 at 100.00	AA+ (4)	5,209,072
12,855	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38 (Pre-refunded 5/01/21)	5/21 at 100.00	A- (4)	13,807,427
9,850	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 4.750%, 3/01/46 – NPFG Insured	4/19 at 100.00	Baa1	9,856,796
3,525	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Series 2009EE-2, 5.250%, 6/15/40	6/19 at 100.00	AA+	3,568,534
10,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-3, 5.000%, 7/15/43	7/28 at 100.00	AA	11,352,600
7,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/37	7/28 at 100.00	AA	8,081,920
11,755	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	12,189,700
5,825	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.750%, 11/15/51	11/21 at 100.00	A	6,387,870
8,500	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, 5.000%, 1/01/33 (Alternative Minimum Tax)	1/28 at 100.00	Baa3	9,579,245
8,270	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	8,717,655
9,925	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	Baa1	10,509,483
7,550	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017C-2, 5.000%, 11/15/42	11/27 at 100.00	AA-	8,644,976
3,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50	5/25 at 100.00	AA-	3,379,410
650	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B, 5.000%, 6/01/24	No Opt. Call	B+	697,619
109,565	Total New York			118,468,537
	North Carolina – 0.9%
1,500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.125%, 1/15/37	1/21 at 100.00	AA-	1,587,885
1,520	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Refunding Series 2016B, 5.000%, 10/01/44	10/26 at 100.00	AA+	1,717,691
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
905	5.000%, 12/31/37 (Alternative Minimum Tax)	6/25 at 100.00	BBB-	959,336
4,175	5.000%, 6/30/54 (Alternative Minimum Tax)	6/25 at 100.00	BBB-	4,360,704
2,010	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2010A, 5.000%, 6/01/42 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (4)	2,095,144

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$ 2,995	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/51	7/26 at 100.00	BBB-	$3,201,116
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017:
1,625	5.000%, 1/01/30	1/27 at 100.00	BBB	1,852,256
1,850	5.000%, 1/01/32	1/27 at 100.00	BBB	2,082,360
16,580	Total North Carolina			17,856,492
	North Dakota – 0.5%
7,820	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	8,755,506
1,840	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A, 5.000%, 12/01/42	12/27 at 100.00	A-	2,009,906
9,660	Total North Dakota			10,765,412
	Ohio – 3.7%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
12,205	5.875%, 6/01/30	3/19 at 100.00	Caa3	11,412,407
4,020	6.000%, 6/01/42	3/19 at 100.00	B-	3,862,295
11,940	5.875%, 6/01/47	3/19 at 100.00	B-	11,117,812
16,415	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	Caa1	16,149,734
1,195	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Refunding & Improvement Series 2017A, 5.000%, 11/01/32	11/27 at 100.00	Aa2	1,396,549
3,485	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017OH, 4.000%, 12/01/46	6/27 at 100.00	AA-	3,511,904
5,000	Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018, 5.000%, 6/01/43	6/28 at 100.00	AAA	5,777,150
1,730	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	BBB (4)	1,928,137
13,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory Put 9/15/21) (6)	No Opt. Call	N/R	12,805,000
4,110	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/39 – AGM Insured (Alternative Minimum Tax)	6/25 at 100.00	AA	4,515,328
4,975	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.000%, 2/15/48	2/23 at 100.00	A+	5,338,324
78,075	Total Ohio			77,814,640
	Oklahoma – 1.1%
1,350	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26, 144A	8/21 at 100.00	N/R	1,527,214
4,000	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Refunding Series 2016, 5.000%, 7/01/36	7/26 at 100.00	AAA	4,596,520

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Refunding Series 2015A:
$ 1,590	5.000%, 8/15/27	8/25 at 100.00	A+	$1,833,302
1,250	5.000%, 8/15/29	8/25 at 100.00	A+	1,429,113
1,935	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.250%, 8/15/43	8/28 at 100.00	BB+	2,120,257
10,000	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2017A, 5.000%, 1/01/42	1/26 at 100.00	AA-	11,146,800
20,125	Total Oklahoma			22,653,206
	Oregon – 0.7%
6,585	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2017B, 5.000%, 11/15/28	5/27 at 100.00	AAA	7,968,047
5,330	University of Oregon, General Revenue Bonds, Series 2018A, 5.000%, 4/01/48	4/28 at 100.00	Aa2	6,081,637
11,915	Total Oregon			14,049,684
	Pennsylvania – 1.1%
2,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/36	1/29 at 100.00	A+	2,925,775
3,155	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2017A-2, 5.000%, 2/15/39	2/27 at 100.00	AA	3,540,099
	Pennsylvania State University, Revenue Bonds, Refunding Series 2016A:
1,325	5.000%, 9/01/35	9/26 at 100.00	Aa1	1,534,456
2,000	5.000%, 9/01/41	9/26 at 100.00	Aa1	2,276,460
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2011B:
1,405	5.000%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	1,531,914
1,310	5.000%, 12/01/41	12/21 at 100.00	A2	1,374,596
7,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2013A, 5.000%, 12/01/43	12/22 at 100.00	AA-	7,970,925
1,250	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A, 0.000%, 12/01/37 (5)	No Opt. Call	AA-	1,199,488
1,350	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2017, 5.000%, 1/01/38 (Alternative Minimum Tax)	1/28 at 100.00	Baa3	1,461,861
21,795	Total Pennsylvania			23,815,574
	South Carolina – 1.7%
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
12,760	0.000%, 1/01/28 – AGC Insured	No Opt. Call	AA	9,873,305
9,535	0.000%, 1/01/29 – AGC Insured	No Opt. Call	AA	7,084,982
8,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A+	8,449,920
5,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	A-	5,769,885

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$ 3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A, 5.500%, 12/01/54	6/24 at 100.00	A-	$ 3,707,975
39,250	Total South Carolina			34,886,067
	Tennessee – 0.7%
2,260	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	AA	2,579,225
3,000	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2017A, 5.000%, 11/01/42	11/27 at 100.00	AA+	3,448,260
7,245	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	5/23 at 100.43	A3	7,575,445
12,505	Total Tennessee			13,602,930
	Texas – 16.4%
14,355	Bexar County Hospital District, Texas, Certificates of Obligation, Series 2018, 4.000%, 2/15/43 (UB) (7)	2/27 at 100.00	AA+	14,632,339
13,970	Boerne Independent School District, Kendall County, Texas, General Obligation Bonds, Series 2017, 4.000%, 2/01/48 (UB) (7)	2/27 at 100.00	Aaa	14,277,061
2,420	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/43	1/23 at 100.00	A-	2,571,444
7,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2012D, 5.000%, 11/01/38 (Alternative Minimum Tax)	11/21 at 100.00	A+	7,913,925
240	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BBB-	254,729
5,000	El Paso County Hospital District, Texas, General Obligation Bonds, Certificates of Obligation Series 2013, 5.000%, 8/15/39	8/23 at 100.00	A-	5,228,450
	Fort Bend County Municipal Utility District 50, Texas, General Obligation Bonds, Series 2018A:
2,600	4.000%, 9/01/46 – AGM Insured	9/23 at 100.00	AA	2,607,488
5,500	4.000%, 9/01/48 – AGM Insured	9/23 at 100.00	AA	5,515,840
27,340	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53	10/23 at 100.00	AA+	29,391,594
2,845	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015, 4.000%, 12/01/45	6/25 at 100.00	AA	2,826,337
7,295	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/50 – AGM Insured	11/31 at 39.79	AA	1,689,303
11,900	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/27 – NPFG Insured	No Opt. Call	Baa2	8,812,664
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
425	5.000%, 11/15/23	No Opt. Call	A3	476,242
1,845	5.000%, 11/15/32	11/24 at 100.00	A3	2,052,876
14,905	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	Baa2	7,240,849

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018B:
$ 1,590	5.000%, 7/01/43	7/28 at 100.00	A1	$1,801,550
2,290	5.000%, 7/01/48	7/28 at 100.00	A1	2,582,845
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
24,755	0.000%, 9/01/29 – AMBAC Insured	No Opt. Call	A2	17,494,111
12,940	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A-	8,679,634
10,000	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A-	6,353,300
19,500	0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A2	11,791,650
5,120	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2015A, 5.000%, 8/15/39	8/25 at 100.00	AAA	5,794,509
4,510	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2016A, 5.000%, 8/15/49	8/26 at 100.00	AAA	5,055,800
2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (Alternative Minimum Tax)	11/22 at 100.00	A3	2,164,800
	Lubbock, Texas, Electric Light and Power System, Revenue Bonds, Series 2018:
2,170	5.000%, 4/15/40	4/28 at 100.00	AA-	2,469,720
3,930	5.000%, 4/15/43	4/28 at 100.00	AA-	4,446,088
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series 2011A, 7.250%, 4/01/36	4/21 at 100.00	BBB	1,862,245
5,420	North Texas Municipal Water District, Water System Revenue Bonds, Refunding & Improvement Series 2012, 5.000%, 9/01/26	3/22 at 100.00	AAA	5,904,223
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I:
30,000	6.200%, 1/01/42 – AGC Insured	1/25 at 100.00	AA	36,134,100
5,220	6.500%, 1/01/43	1/25 at 100.00	A+	6,372,941
15,450	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D, 0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA	8,564,398
9,020	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B, 5.000%, 1/01/40	1/23 at 100.00	A+	9,746,110
8,000	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2017B, 5.000%, 1/01/43	1/27 at 100.00	A	8,886,720
9,100	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/32	1/25 at 100.00	A	10,241,049
2,000	San Antonio Convention Center Hotel Finance Corporation, Texas, Contract Revenue Empowerment Zone Bonds, Series 2005A, 5.000%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)	4/19 at 100.00	A3	1,999,940
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010:
355	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	375,015
4,455	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	4,706,173

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,750	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	$1,938,300
6,740	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A-	7,757,673
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
2,500	5.000%, 12/15/26	12/22 at 100.00	BBB	2,715,300
10,400	5.000%, 12/15/32	12/22 at 100.00	BBB	11,094,408
7,180	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A-	7,605,702
3,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B, 5.000%, 8/15/37	8/24 at 100.00	A-	3,335,970
1,750	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/33	8/24 at 100.00	BBB+	1,896,860
5,500	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A-	4,685,285
6,500	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2017A, 5.000%, 10/15/42	10/27 at 100.00	AAA	7,450,885
	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Series 2017A:
12,500	4.000%, 10/15/42 (UB) (7)	10/27 at 100.00	AAA	12,936,125
10,000	4.000%, 10/15/47 (UB) (7)	10/27 at 100.00	AAA	10,273,400
365,535	Total Texas			340,607,970
	Utah – 0.8%
5,345	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017B, 5.000%, 7/01/42	7/27 at 100.00	A+	6,007,299
3,500	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018B, 5.000%, 7/01/43	7/28 at 100.00	A+	3,968,685
	Salt Lake County, Utah, Sales Tax Revenue Bonds, TRCC Series 2017:
695	5.000%, 2/01/36	2/27 at 100.00	AAA	803,809
1,150	5.000%, 2/01/37	2/27 at 100.00	AAA	1,323,823
	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Refunding Series 2017A:
1,250	5.000%, 9/01/29	3/28 at 100.00	A	1,480,012
1,000	5.000%, 9/01/30	3/28 at 100.00	A	1,176,080
1,250	5.000%, 9/01/31	3/28 at 100.00	A	1,460,113
660	5.000%, 9/01/32	3/28 at 100.00	A	766,451
540	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2017A, 5.000%, 3/01/37	3/27 at 100.00	AA	619,429
15,390	Total Utah			17,605,701
	Virginia – 2.3%
1,805	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/46	7/26 at 100.00	BBB	1,966,764

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 14,110	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	BBB+	$14,579,016
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	BBB+	12,477,300
4,355	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	3/19 at 100.00	B-	4,121,485
4,350	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/52 (Alternative Minimum Tax)	6/27 at 100.00	BBB	4,654,587
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
4,180	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	4,454,501
1,355	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB	1,482,045
3,770	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	4,028,886
43,925	Total Virginia			47,764,584
	Washington – 2.9%
	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2016:
1,930	5.000%, 2/01/29	2/26 at 100.00	AA-	2,249,859
1,000	5.000%, 2/01/30	2/26 at 100.00	AA-	1,158,500
	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Series 2017:
1,175	5.000%, 12/01/38	6/27 at 100.00	A+	1,319,314
5,000	5.000%, 12/01/41	6/27 at 100.00	A+	5,571,750
3,780	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A3	3,979,886
2,400	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.375%, 12/01/33 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	2,555,544
12,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A, 5.000%, 10/01/33	10/22 at 100.00	AA-	13,139,040
1,310	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017, 5.000%, 8/15/30	8/27 at 100.00	BBB	1,474,392
	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018:
2,715	5.000%, 7/01/36	7/28 at 100.00	A1	3,099,770
7,200	5.000%, 7/01/48	7/28 at 100.00	A1	7,998,192
	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C:
9,100	0.000%, 6/01/29 – NPFG Insured	No Opt. Call	AA+	6,891,885
16,195	0.000%, 6/01/30 – NPFG Insured	No Opt. Call	AA+	11,754,331
63,805	Total Washington			61,192,463
	West Virginia – 0.5%
1,830	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc., Project, Refunding & Improvement Series 2018A, 5.000%, 1/01/36	1/29 at 100.00	BBB+	2,040,249

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia (continued)
$ 3,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44	6/23 at 100.00	A	$3,267,630
3,570	West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior Lien Series 2018, 5.000%, 6/01/43	6/28 at 100.00	AA-	4,085,615
8,400	Total West Virginia			9,393,494
	Wisconsin – 3.3%
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012D, 5.000%, 11/15/41	11/21 at 100.00	AA+	5,339,100
10,350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A, 4.000%, 11/15/46	5/26 at 100.00	AA+	10,408,063
7,115	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Senior Credit Group, Series 2010E, 5.000%, 11/15/33	11/19 at 100.00	AA+	7,261,996
2,375	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/40	2/22 at 100.00	A-	2,499,616
4,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39	6/22 at 100.00	A3	4,674,027
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A:
3,500	5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (4)	3,805,515
5,000	6.000%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (4)	5,463,800
6,600	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	7,324,086
10,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System, Series 2010A, 5.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	AA- (4)	10,423,600
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
2,310	5.750%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	Aa2 (4)	2,333,285
240	5.750%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	N/R (4)	242,419
8,945	6.250%, 5/01/37 (Pre-refunded 5/01/19)	5/19 at 100.00	Aa2 (4)	9,045,900
65,845	Total Wisconsin			68,821,407
	Wyoming – 0.2%
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative - Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A3	2,069,330
1,850	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40	6/21 at 100.00	BBB	1,976,577
3,885	Total Wyoming			4,045,907
$ 2,224,202	Total Municipal Bonds (cost $1,979,837,145)			2,118,860,212

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%
	Transportation – 0.0%
$ 789	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	5.500%	7/15/19	N/R	$519,110
224	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	5.500%	7/15/55	N/R	110,554
$ 1,013	Total Corporate Bonds (cost $43,275)				629,664
	Total Long-Term Investments (cost $1,979,880,420)				2,119,489,876
	Floating Rate Obligations – (2.3)%				(48,880,000)
	Other Assets Less Liabilities – 0.4%				9,545,289
	Net Assets Applicable to Common Shares – 100%				$ 2,080,155,165
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,118,860,212	$ —	$2,118,860,212
Corporate Bonds	—	—	629,664	629,664
Total	$ —	$2,118,860,212	$629,664	$2,119,489,876

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2019.
Tax cost of investments	$1,925,010,837
Gross unrealized:
Appreciation	$ 158,205,968
Depreciation	(12,606,922)
Net unrealized appreciation (depreciation) of investments	$ 145,599,046
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund's Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund's records.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Municipal Value Fund, Inc.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: April 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: April 1, 2019

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 1, 2019